Restructuring - Schedule of incurred charges due to restructuring (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Restructuring and Related Activities [Abstract]
Accelerated depreciation charges		$ 360
Accelerated Hearing Program Charges		129
Severance and other benefit-related costs	$ 359	$ 3,481	$ 3,840	$ 3,840